Schedule of Sales (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SalesLineItems [Line Items]
Total	€ 649,880	€ 432,427
Europe [Member]
SalesLineItems [Line Items]
Total	235,086	219,653
North America [Member]
SalesLineItems [Line Items]
Total	130,034	207,883
Rest of the world [member]
SalesLineItems [Line Items]
Total	€ 284,760	€ 4,891